REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 606,850	$ 420,675
Gold bullion and doré sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	461,463	365,996
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144,861	57,461
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 526	$ (2,782)